UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------
JULY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK (93.2%)

------------------------------------------------------
 AEROSPACE & DEFENSE (1.9%)
------------------------------------------------------
 Boeing                        27,260  $  2,110,469
 General Dynamics              13,762       922,329
 Goodrich                       4,224       170,523
 Lockheed Martin               12,074       962,056
 Northrop Grumman              11,720       775,747
 Raytheon                      15,211       685,560
 Rockwell Collins               5,833       311,307
 United Technologies           34,463     2,143,254
                                       ------------
                                          8,081,245
                                       ------------
------------------------------------------------------
 AIR TRANSPORTATION (0.7%)
------------------------------------------------------
 FedEx                         10,402     1,089,194
 Honeywell International       28,226     1,092,346
 Southwest Airlines            24,078       433,163
 Textron                        4,435       398,751
                                       ------------
                                          3,013,454
                                       ------------
------------------------------------------------------
 APPAREL / TEXTILES (0.4%)
------------------------------------------------------
 Cintas                         4,701       165,946
 Coach*                        13,124       376,790
 Jones Apparel Group            3,837       113,575
 Liz Claiborne                  3,563       125,952
 Nike, Cl B                     6,436       508,444
 VF                             2,994       203,053
                                       ------------
                                          1,493,760
                                       ------------
------------------------------------------------------
 AUTOMOTIVE (0.5%)
------------------------------------------------------
 Ford Motor                    63,956       426,586
 General Motors                19,281       621,427
 Genuine Parts                  5,887       245,135
 Goodyear Tire & Rubber*        6,041        66,451
 ITT Industries                 6,306       318,768
 Navistar International*        2,103        47,023
 Paccar                         5,684       458,983
                                       ------------
                                          2,184,373
                                       ------------
------------------------------------------------------
 BANKS (8.3%)
------------------------------------------------------
 AmSouth Bancorp               11,798       338,131
 Bank of America              155,581     8,017,089
 Bank of New York              26,311       884,313
 BB&T                          18,751       787,354
 Comerica                       5,538       324,250
 Compass Bancshares             4,402       259,454
 Fifth Third Bancorp           18,972       723,592
 First Horizon National         4,201       176,022
 Golden West Financial          8,732       643,199
 Huntington Bancshares          8,362       203,615
 JPMorgan Chase               118,456     5,403,963
 Keycorp                       13,780       508,482
 M&T Bank                       2,691       328,087
 Marshall & Ilsley              7,681       360,777
 Mellon Financial              14,099       493,465
 National City (D)             18,494       665,784
 North Fork Bancorporation     15,859       449,285
 Northern Trust                 6,319       360,815
 PNC Financial Services
 Group                         10,091       714,846
 Regions Financial             15,550       564,309
 Sovereign Bancorp             12,830       264,811


------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------
------------------------------------------------------
BANKS -- (CONTINUED)
------------------------------------------------------
 State Street                  11,331  $    680,540
 SunTrust Banks                12,397       977,751
 Synovus Financial             11,003       310,945
 US Bancorp                    60,681     1,941,792
 Wachovia                      54,837     2,940,908
 Washington Mutual             32,754     1,464,104
 Wells Fargo                   57,276     4,143,346
 Zions Bancorporation           3,618       297,182
                                       ------------
                                         35,228,211
                                       ------------
------------------------------------------------------
 BEAUTY PRODUCTS (2.2%)
------------------------------------------------------
 Alberto-Culver                 2,593       126,383
 Avon Products                 15,351       445,025
 Colgate-Palmolive             17,546     1,040,829
 Estee Lauder                   4,051       151,183
 International Flavors &
 Fragrances                     2,694        99,678
 Kimberly-Clark                15,674       956,898
 Procter & Gamble             111,873     6,287,263
                                       ------------
                                          9,107,259
                                       ------------
------------------------------------------------------
 BROADCASTING, NEWSPAPERS & ADVERTISING (2.2%)
------------------------------------------------------
 CBS*                          26,336       722,396
 Clear Channel
 Communications                17,157       496,695
 Comcast, Cl A*                72,032     2,476,460
 Interpublic Group*            14,872       121,802
 News, Cl A*                   80,646     1,551,629
 Omnicom Group                  5,816       514,774
 Time Warner                  145,988     2,408,802
 Univision Communications*      7,604       253,974
 Viacom, Cl B*                 24,582       856,683
                                       ------------
                                          9,403,215
                                       ------------
------------------------------------------------------
 BUILDING & CONSTRUCTION (0.4%)
------------------------------------------------------
 American Standard              6,031       232,978
 Centex                         4,138       195,769
 DR Horton                      9,274       198,742
 KB Home                        2,570       109,276
 Lennar, Cl A                   4,754       212,646
 Masco                         13,542       361,978
 Pulte Homes                    7,261       206,938
 Vulcan Materials               3,430       229,707
                                       ------------
                                          1,748,034
                                       ------------
------------------------------------------------------
 BUSINESS SERVICES (1.8%)
------------------------------------------------------
 Automatic Data Processing     19,650       859,884
 Cendant                       34,101       511,856
 Convergys*                     4,777        91,145
 eBay*                         39,421       948,863
 First Data                    26,100     1,066,185
 Fiserv*                        5,990       261,523
 Fluor                          2,985       262,173
 H&R Block                     11,196       254,709
 Monster Worldwide*             4,376       175,040
 Paychex                       11,394       389,447
 Robert Half International      5,857       189,533
 Sabre Holdings, Cl A           4,526        93,688

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------
JULY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
------------------------------------------------------
 United Parcel Service         36,979  $  2,548,223
                                       ------------
                                          7,652,269
                                       ------------
------------------------------------------------------
 CHEMICALS (1.1%)
------------------------------------------------------
 Air Products & Chemicals       7,643       488,617
 Dow Chemical                  32,787     1,133,774
 Eastman Chemical               2,787       138,319
 Ecolab                         6,209       267,422
 EI Du Pont de Nemours         31,408     1,245,641
 Hercules                       3,874        53,849
 Monsanto                      18,449       793,122
 PPG Industries                 5,647       347,516
 Rohm & Haas                    4,955       228,525
 Sigma-Aldrich                  2,282       158,599
                                       ------------
                                          4,855,384
                                       ------------
------------------------------------------------------
 COMMUNICATIONS EQUIPMENT (0.0%)
------------------------------------------------------
 Harman International
 Industries                     2,281       182,936
                                       ------------
------------------------------------------------------
 COMPUTERS & SERVICES (4.7%)
------------------------------------------------------
 Affiliated Computer
 Services*                      4,042       205,859
 Apple Computer*               28,996     1,970,568
 Autodesk*                      7,899       269,435
 CA                            15,555       326,033
 Cisco Systems*               208,121     3,714,960
 Computer Sciences*             6,403       335,453
 Dell*                         77,445     1,679,008
 Electronic Data Systems       17,675       422,432
 EMC*                          80,614       818,232
 Hewlett-Packard               95,103     3,034,737
 International Business
 Machines                      52,857     4,091,660
 Juniper Networks*             19,288       259,424
 Lexmark International*         3,591       194,093
 NCR*                           6,205       199,429
 Network Appliance*            12,756       378,726
 Parametric Technology*         3,798        58,717
 Sun Microsystems*            119,246       518,720
 Symbol Technologies            8,651        95,594
 Unisys*                       11,694        59,873
 VeriSign*                      8,357       149,841
 Yahoo!*                       42,746     1,160,126
                                       ------------
                                         19,942,920
                                       ------------
------------------------------------------------------
 COMPUTERS - HARDWARE (0.1%)
------------------------------------------------------
 SanDisk*                       6,659       310,709
                                       ------------
------------------------------------------------------
 CONTAINERS & PACKAGING (0.1%)
------------------------------------------------------
 Ball                           3,569       136,693
 Bemis                          3,574       109,722
 Pactiv*                        4,812       117,942
 Sealed Air*                    2,781       131,374
                                       ------------
                                            495,731
                                       ------------
------------------------------------------------------
 DIVERSIFIED MANUFACTURING (3.6%)
------------------------------------------------------
 Cooper Industries Ltd.,
 Cl A                           3,150       271,404
 Eaton                          5,121       328,256
 General Electric             354,506    11,588,801


------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------
------------------------------------------------------
 DIVERSIFIED MANUFACTURING -- (CONTINUED)
------------------------------------------------------
 Illinois Tool Works           14,120  $    645,707
 Ingersoll-Rand, Cl A          11,217       401,569
 Tyco International Ltd.       69,433     1,811,507
                                       ------------
                                         15,047,244
                                       ------------
------------------------------------------------------
 EDUCATION (0.1%)
------------------------------------------------------
 Apollo Group, Cl A*            4,771       225,764
                                       ------------
------------------------------------------------------
 ELECTRICAL SERVICES (3.5%)
------------------------------------------------------
 AES*                          22,444       445,738
 Allegheny Energy*              5,569       228,607
 Ameren                         7,001       360,552
 American Electric Power       13,430       485,092
 American Power Conversion      5,783        97,617
 Centerpoint Energy            10,616       145,864
 CMS Energy*                    7,539       105,621
 Consolidated Edison            8,379       392,724
 Constellation Energy
 Group                          6,101       353,309
 Dominion Resources            11,849       929,910
 DTE Energy                     6,061       256,502
 Duke Energy                   42,104     1,276,593
 Edison International          11,108       459,649
 Emerson Electric              13,994     1,104,407
 Entergy                        7,089       546,562
 Exelon                        22,791     1,319,599
 FirstEnergy                   11,245       629,720
 FPL Group                     13,782       594,555
 NiSource                       9,296       211,484
 PG&E                          11,836       493,324
 Pinnacle West Capital          3,382       145,460
 PPL                           12,972       441,307
 Progress Energy                8,624       375,575
 Progress Energy (CVO)* (A)     7,250            --
 Public Service Enterprise
 Group                          8,573       578,077
 Sempra Energy                  8,833       426,281
 Southern                      25,298       854,566
 TECO Energy                    7,117       113,445
 TXU                           15,765     1,012,586
 Xcel Energy                   13,824       277,033
                                       ------------
                                         14,661,759
                                       ------------
------------------------------------------------------
 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.2%)
------------------------------------------------------
 Jabil Circuit                  6,071       140,240
 L-3 Communications
 Holdings                       4,158       306,237
 Molex                          4,839       153,493
 Parker Hannifin                4,102       296,328
 Sanmina-SCI*                  18,166        62,854
 Solectron*                    31,175        94,149
                                       ------------
                                          1,053,301
                                       ------------
------------------------------------------------------
 ENTERTAINMENT (1.0%)
------------------------------------------------------
 Brunswick                      3,225        95,363
 Carnival                      14,808       576,920
 Harrah's Entertainment         6,299       378,633
 Hasbro                         5,869       109,750
 International Game
 Technology                    11,560       446,910

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------
JULY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
 ENTERTAINMENT -- (CONTINUED)
------------------------------------------------------
 Mattel                        13,278  $    239,535
 Walt Disney                   74,827     2,221,614
                                       ------------
                                          4,068,725
                                       ------------
------------------------------------------------------
 ENVIRONMENTAL SERVICES (0.2%)
------------------------------------------------------
 Allied Waste Industries*       8,246        83,779
 Waste Management              18,584       638,918
                                       ------------
                                            722,697
                                       ------------
------------------------------------------------------
 FINANCIAL SERVICES (6.7%)
------------------------------------------------------
 American Express              42,064     2,189,852
 Ameriprise Financial           8,332       371,607
 Bear Stearns                   4,112       583,369
 Capital One Financial         10,331       799,103
 Charles Schwab                35,176       558,595
 CIT Group                      6,796       312,004
 Citigroup                    169,482     8,187,675
 Commerce Bancorp               6,279       213,298
 Countrywide Financial         20,715       742,218
 E*Trade Financial*            14,538       338,881
 Equifax                        4,383       141,483
 Fannie Mae                    32,998     1,580,934
 Federated Investors            2,878        89,247
 Franklin Resources             5,229       478,192
 Freddie Mac                   23,558     1,363,066
 Goldman Sachs Group           14,730     2,250,008
 Janus Capital Group            7,215       116,811
 Legg Mason                     4,502       375,782
 Lehman Brothers Holdings      18,254     1,185,597
 Merrill Lynch                 31,502     2,293,976
 Moody's                        8,328       457,041
 Morgan Stanley                36,516     2,428,314
 SLM                           14,007       704,552
 T Rowe Price Group             9,054       374,021
                                       ------------
                                         28,135,626
                                       ------------
------------------------------------------------------
 FOOD, BEVERAGE & TOBACCO (5.3%)
------------------------------------------------------
 Altria Group                  71,189     5,692,984
 Anheuser-Busch                26,347     1,268,608
 Archer-Daniels-Midland        22,311       981,684
 Brown-Forman, Cl B             2,835       208,231
 Campbell Soup                  6,318       231,744
 Coca-Cola                     69,873     3,109,349
 Coca-Cola Enterprises         10,347       222,047
 ConAgra Foods                 17,706       380,679
 Constellation Brands*          6,781       165,863
 Dean Foods*                    4,637       174,027
 General Mills                 12,135       629,807
 Hershey                        6,055       332,843
 HJ Heinz                      11,421       479,339
 Kellogg                        8,314       400,485
 McCormick                      4,517       158,366
 Molson Coors Brewing, Cl B     1,964       140,328
 Pepsi Bottling Group           4,572       152,019
 PepsiCo                       56,337     3,570,639
 Reynolds American              2,922       370,451
 Safeway                       15,345       430,888
 Sara Lee                      25,915       437,964
 Starbucks*                    26,166       896,447


------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------
------------------------------------------------------
 FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
------------------------------------------------------
 Supervalu                      6,973  $    189,038
 Sysco                         21,087       582,001
 Tyson Foods, Cl A              8,589       121,534
 UST                            5,502       278,126
 Whole Foods Market             4,776       274,668
 Wm. Wrigley Jr.                5,707       261,723
 Wm. Wrigley Jr., Cl B          1,862        85,093
                                       ------------
                                         22,226,975
                                       ------------
------------------------------------------------------
 GAS / NATURAL GAS (0.5%)
------------------------------------------------------
 Dynegy, Cl A*                 12,583        70,842
 El Paso                       23,719       379,504
 KeySpan                        5,965       240,211
 Kinder Morgan                  3,553       362,406
 Nicor                          1,513        66,300
 Peoples Energy                 1,309        55,253
 Praxair                       11,016       604,117
 Williams                      20,290       492,032
                                       ------------
                                          2,270,665
                                       ------------
------------------------------------------------------
 HOTELS & LODGING (0.2%)
------------------------------------------------------
 Hilton Hotels                 11,277       269,859
 Marriott International, Cl A  11,148       392,187
 Starwood Hotels & Resorts
 Worldwide                      7,406       389,407
                                       ------------
                                          1,051,453
                                       ------------
------------------------------------------------------
 HOUSEHOLD PRODUCTS (0.4%)
------------------------------------------------------
 Black & Decker                 2,591       182,691
 Clorox                         5,143       308,272
 Fortune Brands                 4,999       362,528
 Leggett & Platt                6,215       141,826
 Newell Rubbermaid              9,437       248,759
 Stanley Works                  2,410       109,342
 Whirlpool                      2,659       205,248
                                       ------------
                                          1,558,666
                                       ------------
------------------------------------------------------
 INFORMATION SERVICES (0.6%)
------------------------------------------------------
 Google, Cl A*                  7,026     2,716,252
                                       ------------
------------------------------------------------------
 INSURANCE (4.7%)
------------------------------------------------------
 ACE Ltd.                      11,086       571,261
 Aetna                         19,330       608,702
 Aflac                         16,999       750,336
 Allstate                      21,661     1,230,778
 AMBAC Financial Group          3,604       299,528
 American International
 Group                         88,554     5,372,571
 AON                           10,864       371,875
 Chubb                         14,145       713,191
 Cigna                          4,083       372,574
 Cincinnati Financial           5,907       278,574
 Genworth Financial, Cl A      12,437       426,589
 Hartford Financial Services
 Group                         10,333       876,652
 Humana*                        5,613       313,935
 Lincoln National               9,789       554,840
 Loews                         13,842       512,984
 Marsh & McLennan              18,731       506,299

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------
JULY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

COMMON STOCK -- (CONTINUED)

------------------------------------------------------
 INSURANCE -- (CONTINUED)
------------------------------------------------------
 MBIA                           4,593  $    270,114
 Metlife                       25,864     1,344,928
 MGIC Investment                2,981       169,649
 Principal Financial Group      9,443       509,922
 Progressive                   26,677       645,317
 Prudential Financial          16,773     1,319,029
 Safeco                         4,064       218,318
 St. Paul Travelers            23,737     1,087,155
 Torchmark                      3,421       206,868
 UnumProvident                 10,208       165,676
 Xl Capital Ltd., Cl A          6,147       391,564
                                       ------------
                                         20,089,229
                                       ------------
------------------------------------------------------
 LABORATORY EQUIPMENT (0.1%)
------------------------------------------------------
 Fisher Scientific
 International*                 4,233       313,708
                                       ------------
------------------------------------------------------
 LEASING & RENTING (0.0%)
------------------------------------------------------
 Ryder System                   2,080       104,832
                                       ------------
------------------------------------------------------
 MACHINERY (0.8%)
------------------------------------------------------
 Caterpillar                   22,829     1,617,891
 Cummins                        1,583       185,211
 Deere                          7,997       580,342
 Dover                          6,951       327,670
 Pall                           4,256       110,997
 Rockwell Automation            6,052       375,103
                                       ------------
                                          3,197,214
                                       ------------
------------------------------------------------------
 MEASURING DEVICES (0.6%)
------------------------------------------------------
 Agilent Technologies*         14,517       412,863
 Applera Corp - Applied
 Biosystems Group               6,309       202,834
 Danaher                        8,043       524,404
 Johnson Controls               6,647       510,224
 Kla-Tencor                     6,787       286,344
 Millipore*                     1,813       113,584
 PerkinElmer                    4,317        77,835
 Snap-On                        1,981        83,222
 Tektronix                      2,851        77,747
 Teradyne*                      6,758        88,800
 Thermo Electron*               5,581       206,553
 Waters*                        3,529       143,560
                                       ------------
                                          2,727,970
                                       ------------
------------------------------------------------------
 MEDICAL PRODUCTS & SERVICES (6.5%)
------------------------------------------------------
 Allergan                       5,205       561,359
 AmerisourceBergen              7,156       307,708
 Amgen*                        40,202     2,803,688
 Bausch & Lomb                  1,833        86,701
 Baxter International          22,324       937,608
 Becton Dickinson               8,432       555,838
 Biogen Idec*                  11,723       493,773
 Biomet                         8,389       276,334
 Boston Scientific*            41,424       704,622
 C.R. Bard                      3,530       250,524
 Cardinal Health               14,240       954,080
 Caremark Rx*                  15,083       796,382
 Coventry Health Care*          5,472       288,374
 Express Scripts*               5,013       386,151


------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------
------------------------------------------------------
 MEDICAL PRODUCTS & SERVICES -- (CONTINUED)
------------------------------------------------------
 Gilead Sciences*              15,513  $    953,739
 HCA                           13,912       683,914
 Health Management
 Associates                     8,208       166,869
 Hospira*                       5,326       232,693
 IMS Health                     6,808       186,812
 Johnson & Johnson            100,948     6,314,297
 Laboratory Corp of America
 Holdings*                      4,251       273,849
 Manor Care                     2,694       134,835
 McKesson                      10,368       522,444
 Medco Health Solutions*       10,284       610,150
 Medtronic                     41,150     2,078,898
 Patterson*                     4,727       157,220
 Quest Diagnostics              5,540       333,065
 St. Jude Medical*             12,306       454,091
 Stryker                        9,969       453,689
 Tenet Healthcare*             16,046        94,992
 UnitedHealth Group            45,922     2,196,449
 WellPoint*                    21,731     1,618,960
 Zimmer Holdings*               8,460       535,010
                                       ------------
                                         27,405,118
                                       ------------
------------------------------------------------------
 METAL / MINING OTHER (0.9%)
------------------------------------------------------
 Alcoa                         29,664       888,437
 Allegheny Technologies         2,974       190,009
 Freeport-McMoRan Copper
 & Gold                         6,425       350,548
 Newmont Mining                15,304       784,024
 Nucor                         10,623       564,825
 Phelps Dodge                   6,949       606,925
 United States Steel            4,258       268,552
                                       ------------
                                          3,653,320
                                       ------------
------------------------------------------------------
 MOTORCYCLES, BICYCLES & PARTS (0.1%)
------------------------------------------------------
 Harley-Davidson                9,159       522,063
                                       ------------
------------------------------------------------------
 OFFICE EQUIPMENT & SUPPLIES (0.7%)
------------------------------------------------------
 3M                            25,703     1,809,491
 Avery Dennison                 3,742       219,393
 Pitney Bowes                   7,568       312,710
 Xerox*                        31,306       441,102
                                       ------------
                                          2,782,696
                                       ------------
------------------------------------------------------
 PAPER & PAPER PRODUCTS (0.3%)
------------------------------------------------------
 International Paper           16,806       576,950
 Louisiana-Pacific              3,620        72,400
 MeadWestvaco                   6,176       161,317
 Temple-Inland                  3,767       160,248
 Weyerhaeuser                   8,394       492,392
                                       ------------
                                          1,463,307
                                       ------------
------------------------------------------------------
 PETROLEUM & FUEL PRODUCTS (9.7%)
------------------------------------------------------
 Anadarko Petroleum            15,632       715,008
 Apache                        11,262       793,633
 Ashland                        2,423       161,154
 Baker Hughes                  11,617       928,779
 BJ Services                   10,961       397,555
 Chesapeake Energy             14,053       462,344

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------
JULY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

 COMMON STOCK -- (CONTINUED)

------------------------------------------------------
 PETROLEUM & FUEL PRODUCTS -- (CONTINUED)
------------------------------------------------------
 Chevron                       75,567  $  4,970,797
 ConocoPhillips                56,274     3,862,647
 Consol Energy                  6,245       257,044
 Devon Energy                  15,000       969,600
 EOG Resources                  8,270       613,220
 Exxon Mobil                  206,270    13,972,730
 Halliburton                   35,196     1,174,139
 Hess                           8,221       434,891
 Kerr-McGee                     7,739       543,278
 Marathon Oil                  12,356     1,119,948
 Murphy Oil                     5,663       291,418
 Nabors Industries Ltd.*       10,582       373,756
 National Oilwell Varco*        5,965       399,894
 Noble                          4,697       337,010
 Occidental Petroleum          14,601     1,573,258
 Rowan                          3,758       127,283
 Schlumberger Ltd.             40,225     2,689,041
 Sunoco                         4,521       314,390
 Transocean*                   11,077       855,477
 Valero Energy                 20,982     1,414,816
 Weatherford International
 Ltd.*                         11,887       556,787
 XTO Energy                    12,415       583,381
                                       ------------
                                         40,893,278
                                       ------------
------------------------------------------------------
 PHARMACEUTICALS (4.9%)
------------------------------------------------------
 Abbott Laboratories           52,032     2,485,569
 Barr Pharmaceuticals*          3,620       180,131
 Bristol-Myers Squibb          67,036     1,606,853
 Eli Lilly                     38,529     2,187,291
 Forest Laboratories*          11,110       514,504
 Genzyme*                       8,876       606,053
 King Pharmaceuticals*          8,257       140,534
 Medimmune*                     8,481       215,248
 Merck                         74,407     2,996,370
 Mylan Laboratories             7,167       157,387
 Pfizer                       249,808     6,492,510
 Schering-Plough               50,493     1,032,077
 Watson Pharmaceuticals*        3,478        77,873
 Wyeth                         45,887     2,224,143
                                       ------------
                                         20,916,543
                                       ------------
------------------------------------------------------
 PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
------------------------------------------------------
 Eastman Kodak                  9,793       217,894
                                       ------------
------------------------------------------------------
 PRINTING & PUBLISHING (0.5%)
------------------------------------------------------
 Dow Jones                      2,015        70,606
 EW Scripps, Cl A               2,899       123,874
 Gannett                        8,108       422,589
 McGraw-Hill                   12,198       686,747
 Meredith                       1,441        68,058
 New York Times, Cl A           4,938       109,476
 RR Donnelley & Sons            7,367       215,043
 Tribune                        7,466       221,815
                                       ------------
                                          1,918,208
                                       ------------
------------------------------------------------------
 RAILROADS (0.6%)
------------------------------------------------------
 Burlington Northern Santa
 Fe                            12,432       856,689
 CSX                            7,554       458,377


------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------
------------------------------------------------------
 RAILROADS -- (CONTINUED)
------------------------------------------------------
 Norfolk Southern              14,138  $    613,872
 Union Pacific                  9,169       779,365
                                       ------------
                                          2,708,303
                                       ------------
------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS (0.9%)
------------------------------------------------------
 Apartment Investment &
 Management                     3,314       159,370
 Archstone-Smith Trust          7,287       382,349
 Boston Properties              3,113       305,697
 Equity Office Properties
 Trust                         12,482       473,193
 Equity Residential             9,929       461,798
 Kimco Realty                   7,214       283,077
 Plum Creek Timber              6,285       214,067
 Prologis                       8,352       462,283
 Public Storage                 2,821       226,498
 Simon Property Group           6,250       534,562
 Vornado Realty Trust           4,054       423,846
                                       ------------
                                          3,926,740
                                       ------------
------------------------------------------------------
 RETAIL (5.3%)
------------------------------------------------------
 Amazon.Com*                   10,542       283,474
 Autonation*                    5,056        99,603
 Autozone*                      1,824       160,275
 Bed Bath & Beyond*             9,622       322,145
 Best Buy                      13,725       622,292
 Big Lots*                      3,887        62,814
 Circuit City Stores            5,133       125,759
 Costco Wholesale              16,065       847,589
 CVS                           27,901       912,921
 Darden Restaurants             4,396       148,585
 Dillard's, Cl A                2,107        63,273
 Dollar General                10,629       142,641
 Family Dollar Stores           5,295       120,302
 Federated Department
 Stores                        18,861       662,210
 Gap                           18,751       325,330
 Home Depot                    70,468     2,445,944
 JC Penney                      8,006       504,058
 Kohl's*                       11,607       657,304
 Kroger                        24,665       565,568
 Limited Brands                11,695       294,246
 Lowe's                        52,898     1,499,658
 McDonald's                    42,482     1,503,438
 Nordstrom                      7,342       251,831
 Office Depot*                  9,809       353,614
 OfficeMax                      2,425        99,692
 RadioShack                     4,613        74,592
 Sears Holdings*                3,307       453,886
 Sherwin-Williams               3,798       192,179
 Staples                       24,823       536,673
 Target                        29,436     1,351,701
 Tiffany                        4,795       151,474
 TJX                           15,581       379,709
 Wal-Mart Stores               85,243     3,793,314
 Walgreen                      34,438     1,611,010
 Wendy's International          3,976       239,196

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------
JULY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND

------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------

 COMMON STOCK -- (CONTINUED)

------------------------------------------------------
 RETAIL -- (CONTINUED)
------------------------------------------------------
 Yum! Brands                    9,271  $    417,195
                                       ------------
                                         22,275,495
                                       ------------
------------------------------------------------------
 SEMI-CONDUCTORS/INSTRUMENTS (2.4%)
------------------------------------------------------
 Advanced Micro Devices*       16,504       320,013
 Altera*                       12,249       212,030
 Analog Devices                12,313       398,079
 Applied Materials             53,313       839,147
 Broadcom, Cl A*               15,616       374,628
 Freescale Semiconductor*      13,833       394,517
 Intel                        198,315     3,569,670
 JDS Uniphase*                 57,441       122,349
 Linear Technology             10,352       334,887
 LSI Logic*                    13,525       110,905
 Maxim Integrated Products     10,933       321,212
 Micron Technology*            24,721       385,400
 National Semiconductor        11,510       267,723
 Novellus Systems*              4,338       109,795
 Nvidia*                       12,018       265,958
 PMC - Sierra*                  7,039        35,969
 QLogic*                        5,497        96,143
 Texas Instruments             53,117     1,581,824
 Xilinx                        11,711       237,616
                                       ------------
                                          9,977,865
                                       ------------
------------------------------------------------------
 SOFTWARE (2.8%)
------------------------------------------------------
 Adobe Systems*                20,412       581,946
 BMC Software*                  7,256       169,936
 Citrix Systems*                6,210       197,292
 Compuware*                    12,865        89,926
 Electronic Arts*              10,438       491,734
 Intuit*                       11,649       359,605
 Microsoft                    299,094     7,187,229
 Novell*                       11,558        75,011
 Oracle*                      132,766     1,987,507
 Symantec*                     35,289       612,970
                                       ------------
                                         11,753,156
                                       ------------
------------------------------------------------------
 TELEPHONES & TELECOMMUNICATIONS (4.6%)
------------------------------------------------------
 ADC Telecommunications*        3,997        48,883
 Alltel                        13,266       731,885
 Andrew*                        5,442        45,985
 AT&T                         132,549     3,975,145
 Avaya*                        14,013       129,760
 BellSouth                     61,666     2,415,457
 CenturyTel                     3,960       152,737
 Ciena*                        20,035        72,727
 Citizens Communications       11,079       142,144
 Comverse Technology*           6,887       133,470
 Corning*                      53,101     1,012,636
 Embarq*                        5,082       229,960
 Lucent Technologies*         152,731       325,317
 Motorola                      84,206     1,916,529
 Qualcomm                      57,145     2,014,933
 Qwest Communications
 International*                53,367       426,402
 Sprint Nextel                101,562     2,010,928
 Tellabs*                      15,277       143,604
 Verizon Communications        99,455     3,363,568


------------------------------------------------------

       Description             Shares     Value
------------------------------------------------------
------------------------------------------------------
 TELEPHONES & TELECOMMUNICATIONS -- (CONTINUED)
------------------------------------------------------
 Windstream                    16,160  $    202,485
                                       ------------
                                         19,494,555
                                       ------------
------------------------------------------------------
 WHOLESALE (0.0%)
------------------------------------------------------
 W.W. Grainger                  2,601       161,496
                                       ------------
TOTAL COMMON STOCK
  (Cost $386,094,845)                   393,941,617
                                       ------------

EXCHANGE TRADED FUND (1.9%)
 SPDR Trust Ser 1*
 (Cost $8,080,784)             62,300     7,965,055
                                       ------------

RIGHTS (0.0%)
 Seagate* (A)(B)
 (Cost $0)                     15,971            --
                                       ------------

CASH EQUIVALENT (2.0%)
 Goldman Sachs Financial
 Prime Obligation Money
 Market Fund, 5.30% (C)     8,698,206     8,698,206
                                       ------------
TOTAL CASH EQUIVALENT
  (Cost $8,698,206)                       8,698,206
                                       ------------

TOTAL INVESTMENTS (97.1%)
  (Cost $402,873,835)+                 $410,604,878
                                       ============

PERCENTAGES ARE BASED ON NET ASSETS OF $422,819,371.


* NON-INCOME PRODUCING SECURITY
(A) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF
SUCH SECURITIES AS OF JULY 31, 2006 WAS $0 AND
REPRESENTED 0.00% OF NET ASSETS.
(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT
OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION
DATE.
(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
JULY 31, 2006.
(D) THE FUND MAY PURCHASE SECURITIES OF CERTAIN
COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT
THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK
INDEX.
CL -- CLASS
CVO --CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS


+AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S
INVESTMENTS WAS $404,501,540, AND THE UNREALIZED
APPRECIATION AND DEPRECIATION WERE $93,273,645 AND
$(87,170,307), RESPECTIVELY.

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------
JULY 31, 2006

UNITED ASSOCIATION S & P 500 INDEX FUND



AT JULY 31, 2006 THE FUND HAD THE FOLLOWING OPEN LONG
S&P 500 INDEX FUTURES CONTRACTS:

  NUMBER OF     CONTRACT    EXPIRATION   UNREALIZED
  CONTRACTS       VALUE        DATE     DEPRECIATION
  ---------       -----        ----     ------------
      8        $2,563,600    Sept 2006    $(4,060)

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




                                       UAF-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.